Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Non-current assets
Property, plant and equipment	$ 27,544	$ 27,615	[1]	$ 29,233	[1]
Goodwill	128,114	133,311	[1]	140,940	[1]
Intangible assets	42,452	44,831	[1]	45,874	[1]
Investments in associates and joint ventures	5,861	6,136	[1]	5,263	[1]
Deferred tax assets	1,719	1,517	[1]	1,251	[1]
Derivatives	132	291	[1]	25	[1]
Other non-current assets	2,012	1,885		1,664
Non-current assets	207,834	215,587	[1]	224,251	[1]
Current assets
Investment securities	92	87	[1]	1,304	[1]
Inventories	4,427	4,234	[1]	4,119	[1]
Derivatives	230	16	[1]	458	[1]
Trade and other receivables	6,187	6,375	[1]	6,566	[1]
Cash and cash equivalents	7,238	7,074	[1]	10,472	[1]
Assets classified as held for sale	10,013	39	[1]	133	[1]
Other current assets	627	457		908
Current assets	28,814	18,281	[1]	23,960	[1]
Total assets	236,648	233,868	[1]	248,208	[1]
Equity
Equity attributable to equity holders of AB InBev	75,722	64,485	[1]	72,576	[1]
Minority interests	8,831	7,404	[1]	7,624	[1]
Equity	84,553	71,889	[1]	80,200	[1]	$ 81,425
Non-current liabilities
Interest-bearing loans and borrowings	97,564	106,997	[1]	110,637	[1]
Employee benefits	2,848	2,681	[1]	2,993	[1]
Deferred tax liabilities	12,824	13,165		13,107
Derivatives	352	766	[1]	937	[1]
Other non-current liabilities	3,666	3,544		3,709
Non-current liabilities	117,254	127,153	[1]	131,383	[1]
Current liabilities
Interest-bearing loans and borrowings	5,410	4,584	[1]	7,846	[1]
Income tax payables	1,346	1,220	[1]	1,558	[1]
Derivatives	3,799	5,574	[1]	1,457	[1]
Trade and other payables	22,864	22,568	[1]	24,762	[1]
Liabilities associated with assets held for sale	1,145	0		0
Other current liabilities	277	880		1,002
Total current liabilities	34,841	34,826	[1]	36,625	[1]
Total equity and liabilities	236,648	233,868	[1]	248,208	[1]
Anheuser- Busch InBev SA/NV [member]
Non-current assets
Property, plant and equipment	36	45		44
Intangible assets	409	580		584
Investments in subsidiaries	128,860	123,108		121,839
Other non-current assets	13,930	22,196		53,565
Non-current assets	143,235	145,929		176,032
Current assets
Investment securities				1,301
Inventories				21
Derivatives	188
Trade and other receivables	4,152	3,079		16,585
Cash and cash equivalents	79	1		43
Assets classified as held for sale	236
Other current assets	8
Current assets	4,663	3,080		17,950
Total assets	147,898	149,009		193,982
Equity
Equity attributable to equity holders of AB InBev	75,722	64,474		72,576
Equity	75,722	64,474		72,576
Non-current liabilities
Interest-bearing loans and borrowings	59,605	72,756		102,398
Employee benefits	5	5		5
Other non-current liabilities	60	81		131
Non-current liabilities	59,670	72,842		102,534
Current liabilities
Interest-bearing loans and borrowings	3,651	4,535		16,718
Derivatives	198	482
Trade and other payables	1,071	1,228		2,033
Other current liabilities	7,586	5,450		121
Total current liabilities	12,506	11,695		18,872
Total equity and liabilities	147,898	149,009		193,982
Anheuser Busch InBev Worldwide Inc. [member]
Non-current assets
Investments in subsidiaries	77,492	86,239		77,387
Deferred tax assets	163	130
Other non-current assets	11,681	13,850		10,290
Non-current assets	89,336	100,219		87,677
Current assets
Trade and other receivables	10,163	3,471		1,514
Cash and cash equivalents	22	3		242
Other current assets	198	500
Current assets	10,383	3,974		1,756
Total assets	99,719	104,193		89,433
Equity
Equity attributable to equity holders of AB InBev	46,188	55,402		38,306
Equity	48,188	55,402		38,306
Non-current liabilities
Interest-bearing loans and borrowings	49,310	46,552		49,230
Deferred tax liabilities				(337)
Non-current liabilities	49,310	46,552		48,893
Current liabilities
Interest-bearing loans and borrowings	3,633	1,679		2,363
Income tax payables				(665)
Trade and other payables	588	562		535
Total current liabilities	4,221	2,241		2,233
Total equity and liabilities	99,719	104,193		89,433
Anheuser Busch InBev Finance Inc. [member]
Non-current assets
Other non-current assets	13,853	24,037		55,432
Non-current assets	13,853	24,037		55,432
Current assets
Trade and other receivables	846	1,176		1,947
Cash and cash equivalents	18	28		8
Other current assets	2	3
Current assets	866	1,207		1,955
Total assets	14,719	25,244		57,387
Equity
Equity attributable to equity holders of AB InBev	622	597		586
Equity	622	597		586
Non-current liabilities
Interest-bearing loans and borrowings	13,874	24,042		55,464
Deferred tax liabilities	9	8		9
Non-current liabilities	13,883	24,050		55,473
Current liabilities
Interest-bearing loans and borrowings		253		479
Income tax payables				3
Trade and other payables	214	342		848
Total current liabilities	214	595		1,330
Total equity and liabilities	14,719	25,244		57,387
Anheuser Busch Companies [member]
Non-current assets
Property, plant and equipment	5,063	5,235		4,841
Goodwill	33,157	33,226		33,089
Intangible assets	22,195	22,227		21,947
Investments in subsidiaries	42,557	30,594		42,661
Investments in associates and joint ventures	22			28
Derivatives				3
Other non-current assets	14,495	26,158		18,115
Non-current assets	117,489	117,440		120,683
Current assets
Inventories	822	819		626
Derivatives	22	25		122
Trade and other receivables	7,331	6,678		3,265
Cash and cash equivalents	348	581		1,872
Current assets	8,523	8,103		5,884
Total assets	126,012	125,542		126,568
Equity
Equity attributable to equity holders of AB InBev	77,569	74,628		89,301
Minority interests	(2)
Equity	77,567	74,628		89,301
Non-current liabilities
Interest-bearing loans and borrowings	28,313	33,348		25,095
Employee benefits	1,067	1,048		1,241
Deferred tax liabilities	6,772	6,692		6,528
Derivatives				1
Other non-current liabilities	543	150		1,012
Non-current liabilities	36,695	41,238		33,875
Current liabilities
Interest-bearing loans and borrowings	7,302	5,816		421
Income tax payables	237	474		726
Derivatives	49	131		31
Trade and other payables	4,153	3,211		2,207
Other current liabilities	9	42		5
Total current liabilities	11,750	9,674		3,390
Total equity and liabilities	126,012	125,542		126,568
Subsidiary Guarantors [member]
Non-current assets
Goodwill				188
Intangible assets	97	98		158
Investments in subsidiaries	17,955	24,622		40,708
Derivatives	113	302		13
Other non-current assets	13,483	8,701		7,178
Non-current assets	31,648	33,723		48,246
Current assets
Derivatives	3,909	5,399		198
Trade and other receivables	113	1,619		21,972
Cash and cash equivalents	12,697	6,094		4,110
Other current assets	5
Current assets	16,724	13,112		26,281
Total assets	48,372	46,835		74,526
Equity
Equity attributable to equity holders of AB InBev	25,359	29,258		42,352
Equity	25,359	29,258		42,352
Non-current liabilities
Interest-bearing loans and borrowings	3,586	3,314		4,131
Derivatives	352	788		919
Other non-current liabilities				11
Non-current liabilities	3,938	4,102		5,062
Current liabilities
Interest-bearing loans and borrowings	9,775	5,234		18,949
Income tax payables		3		8
Derivatives	3,875	5,563		1,329
Trade and other payables	75	65		3,274
Other current liabilities	5,350	2,612		3,553
Total current liabilities	19,075	13,477		27,113
Total equity and liabilities	48,372	46,835		74,526
Non-Guarantors [member]
Non-current assets
Property, plant and equipment	22,445	22,335		24,347
Goodwill	94,957	100,085		107,663
Intangible assets	19,751	21,926		23,185
Investments in subsidiaries	183,831	170,568		99,396
Investments in associates and joint ventures	5,839	6,136		5,235
Deferred tax assets	1,556	1,525		1,251
Derivatives	19	10		9
Other non-current assets	43,495	36,767		67,709
Non-current assets	371,893	359,352		328,795
Current assets
Investment securities	92	87		3
Inventories	3,605	3,415		3,472
Derivatives	105	464		138
Trade and other receivables	13,139	10,415		19,942
Cash and cash equivalents	7,825	8,481		9,768
Assets classified as held for sale	9,777	39		133
Other current assets	414	454		908
Current assets	34,957	23,355		34,364
Total assets	406,850	382,707		363,158
Equity
Equity attributable to equity holders of AB InBev	300,957	275,257		211,446
Minority interests	8,833	7,404		7,624
Equity	309,790	282,662		219,070
Non-current liabilities
Interest-bearing loans and borrowings	51,690	56,603		84,926
Employee benefits	1,776	1,628		1,748
Deferred tax liabilities	6,043	6,601		6,907
Derivatives				17
Other non-current liabilities	3,063	3,312		2,573
Non-current liabilities	62,572	68,145		96,171
Current liabilities
Interest-bearing loans and borrowings	8,701	4,818		20,914
Income tax payables	1,109	1,243		1,486
Derivatives	3,671	5,272		97
Trade and other payables	18,778	19,674		22,530
Liabilities associated with assets held for sale	1,145
Other current liabilities	1,084	893		2,894
Total current liabilities	34,488	31,900		47,916
Total equity and liabilities	406,850	382,707		363,158
Eliminations [member]
Non-current assets
Investments in subsidiaries	(450,696)	(435,131)		(381,990)
Deferred tax assets		(138)
Derivatives		(21)
Other non-current assets	(108,925)	(129,823)		(210,623)
Non-current assets	(559,621)	(565,113)		(592,613)
Current assets
Derivatives	(3,994)	(5,872)
Trade and other receivables	(29,557)	(20,063)		(58,660)
Cash and cash equivalents	(13,751)	(8,114)		(5,571)
Other current assets		(501)
Current assets	(47,302)	(34,550)		(64,231)
Total assets	(606,922)	(599,663)		(656,844)
Equity
Equity attributable to equity holders of AB InBev	(450,696)	(435,131)		(381,990)
Equity	(450,696)	(435,131)		(381,990)
Non-current liabilities
Interest-bearing loans and borrowings	(108,814)	(129,618)		(210,607)
Deferred tax liabilities		(137)
Derivatives		(21)
Other non-current liabilities				(18)
Non-current liabilities	(108,814)	(129,776)		(210,625)
Current liabilities
Interest-bearing loans and borrowings	(27,652)	(17,752)		(51,994)
Income tax payables		(500)
Derivatives	(3,994)	(5,872)
Trade and other payables	(2,015)	(2,515)		(6,665)
Other current liabilities	(13,752)	(8,117)		(5,571)
Total current liabilities	(47,413)	(34,756)		(64,230)
Total equity and liabilities	$ (606,922)	$ (599,663)		$ (656,844)

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.